Reclamation Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Detailed Information About Reclamation Obligation

	Mesquite	Aurizona	Castle Mtn	Koricancha	Total
Balance – December 31, 2017	$-	$4,735	$339	$348	$5,422
Assumed with acquisition	17,675	-	-	-	17,675
Accretion	92	275	-	16	383
Disposals	-	-	-	(364)	(364)
Change in estimates	1,690	(225)	67	-	1,532
Foreign exchange translation	-	(706)	-	-	(706)

Balance – December 31, 2018	19,457	4,079	406	-	23,942
Accretion	385	334	-	-	719
Change in estimates	1,579	3,586	508	-	5,673
Foreign exchange translation	-	(105)	-	-	(105)

	21,421	7,894	914	-	30,229
Current portion	(344)	-	-	-	(344)

Non-current portion	$21,077	$7,894	$914	$-	$29,885